Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

February 5, 2023

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 819 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of U.S. Equity Funds Prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 819 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on January 25, 2024.

If you have any questions, please contact me at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring C&B Mid Cap Value Fund
Allspring Common Stock Fund
Allspring Discovery Mid Cap Growth Fund
Allspring Discovery SMID Cap Growth Fund
Allspring Opportunity Fund
Allspring Special Mid Cap Value Fund